Property, Plant And Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 221,119	$ 153,196	$ 66,785
Percentage of depreciation expense recorded in cost of goods sold	95.66%	98.13%	93.67%
Construction in progress	239,112	151,300
Impairment loss	$ 0	$ 0	$ 1,999